Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Federal Home Loan Mortgage Corporation
1551 Park Run Drive
McLean, Virginia 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Federal Home Loan Mortgage Corporation (“Freddie Mac” or the “Company”) and Goldman Sachs & Co. LLC and Morgan Stanley & Co. LLC (collectively, the “Other Specified Parties” and, together with Freddie Mac, the “Specified Parties”), relating to the proposed offering of certain classes of GS Mortgage Securities Corporation II Multifamily Mortgage Pass-Through Certificates, Series 2018-K86 and Freddie Mac Structured Pass-Through Certificates, Series K-086.

The information provided to us, including the information set forth in the Initial Data File and Subsequent Data File (each as defined below), is the responsibility of the Company.  The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures described below with respect to the Initial Data File and Subsequent Data File were performed as of December 10, 2018 and December 11, 2018, respecitvely.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On December 10, 2018, representatives of Freddie Mac provided us with a computer generated mortgage loan data file and related record layout (the “Initial Data File”) containing 55 mortgage loans that are secured by 55 mortgaged properties (the “Initial Mortgage Assets”).

Further, on December 11, 2018, representatives of Freddie Mac provided us with a computer generated mortgage loan data file and related record layout (the “Subsequent Data File”) containing 54 of the 55 mortgage loans included in the Initial Data File that are secured by 54 mortgaged properties (the “Subsequent Mortgage Assets”).

From November 1, 2018 through December 7, 2018, representatives of Freddie Mac provided us with certain Source Documents (as defined in the attached Appendix A) related to the Initial Mortgage Assets or Subsequent Mortgage Assets, as applicable.  We were not requested to

Member of Deloitte Touche Tohmatsu

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perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Initial Mortgage Assets or Subsequent Mortgage Assets.

At your request, for each of the Initial Mortgage Assets and Subsequent Mortgage Assets set forth on the Initial Data File or Subsequent Data File, as applicable, we compared certain characteristics (except for the characteristics identified as “None” on Appendix A) set forth on the Initial Data File or Subsequent Data File, as applicable, (the “Characteristics” as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Initial Mortgage Assets or Subsequent Mortgage Assets underlying the Initial Data File or Subsequent Data File, as applicable, or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) the existence or ownership of the Initial Mortgage Assets or Subsequent Mortgage Assets or (iii) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs.  Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

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This report is intended solely for the use and information of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

December 12, 2018

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of Freddie Mac, with respect to each of the Initial Mortgage Assets and Subsequent Mortgage Assets, as applicable, (the “Source Documents”):

Promissory note, consolidated, amended and restated promissory note and/or loan modification (collectively, the “Note”);

Loan agreement, multifamily loan and security agreement and/or amendment to multifamily loan and security agreement and other loan documents (collectively, the “Loan Agreement”);

Mortgage, deed of trust, indemnity deed of trust and/or security instrument (collectively, the “DOT”);

Closing statement (the “Closing Statement”);

Escrow agreement and/or list of escrows held (collectively, the “Escrow Agreement”);

Letter of credit (the “Letter of Credit”);

Servicing report, record and/or provided electronic file (collectively, the “Servicing Report”);

Commitment letter, exhibit A and/or ERLA (collectively, the “Commitment”);

Guaranty agreements and/or exceptions to non-recourse agreement (collectively, the “Guaranty”);

Title policy or pro-forma title policy (collectively, the “Title Policy”);

Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);

Real estate property appraisal report (the “Appraisal Report”);

United States Postal Service website – www.usps.com (the “USPS”);

Zoning report or zoning summary (collectively, the “Zoning Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Phase II environmental report (the “Phase II Report”);

Seismic report or zoning map (collectively, the “Seismic Report”);

Final investment brief, underwriter’s summary report and/or financial update (collectively, the “Investment Brief”);

Asset Summary of Mortgage Loan (the “ASR”);

Borrower rent roll (the “Rent Roll”);

Commercial lease (the “Commercial Lease”);

Property insurance certificate, environment insurance certificate, Form 1113 and/or MICT screenshot (collectively, the “Proof of Insurance”);

Secondary financing document, subordinate promissory note, subordinate loan agreement, subordination agreement and/or modification, renewal and extension agreement (collectively, the “Secondary Financing Document”);

Property management agreement or assignment of management agreement (collectively, the “Management Agreement”);

Cash management agreement, lockbox agreements and/or legal summary (collectively, the “Cash Management Agreement”);

Form 1115 (the “Form 1115”);

Non-consolidation opinion (the “Non-Consolidation Opinion”);

Cross-collateralization agreement (the “Cross-Collateralization Agreement”);

Trustee bid letter (the “Trustee Bid”); and

CRA report (the “CRA Report”).

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	Characteristic	Source Document
1	Freddie Mac Loan Number	Note
2	Seller/Servicer	Note
3	Address (Street)	Appraisal Report, Engineering Report, USPS
4	City	Appraisal Report, Engineering Report, USPS
5	County	Appraisal Report, Engineering Report, USPS
6	State	Appraisal Report, Engineering Report, USPS
7	Zip Code	Engineering Report, Appraisal Report, USPS
8	Property Type	Appraisal Report
9	Property Sub-Type	Appraisal Report
10	Original Principal Balance	Note
11	Cut-off Balance	Refer to calculation procedures below
12	Maturity Balance	Refer to calculation procedures below
13	% of Cut-off Date Pool Balance	Refer to calculation procedures below
14	Note Date	Note
15	Note Rate	Note
16	Rate Type	Note
17	Interest Calculation Method	Note
18	Monthly Debt Service	Refer to calculation procedures below
19	Monthly Debt Service (IO)	Refer to calculation procedures below
20	First Payment Date	Note
21	Maturity Date	Note
22	Payment Date	Note

	Characteristic	Source Document
23	Late Charge Grace Period (# of days)	Note
24	Amortization Type	Note
25	Original Amortization Term	Refer to calculation procedures below
26	Original Loan Term	Refer to calculation procedures below
27	Remaining Amortization	Refer to calculation procedures below
28	Remaining Term	Refer to calculation procedures below
29	Seasoning	Refer to calculation procedures below
30	Interest Only Term	Refer to calculation procedures below
31	Prepay Provision Description	Note, Loan Agreement
32	Defeasance To Maturity (Y/N)	Note, Loan Agreement
33	Partial Defeasance Permitted (Y/N)	Note, Loan Agreement
34	Appraised Value	Appraisal Report
35	Appraised Value Type	Appraisal Report
36	Appraisal Firm	Appraisal Report
37	Appraisal Date	Appraisal Report
38	Year Built	Engineering Report, Appraisal Report
39	Year Renovated	Engineering Report, Appraisal Report
40	Number of Units	Rent Roll, Appraisal Report
41	Low Income Units	CRA Report
42	Very Low Income Units	CRA Report
43	Unit of Measure	Rent Roll, Appraisal Report
44	Cut-off Balance Per Unit	Refer to calculation procedures below
45	# Units - Commercial	Rent Roll, Appraisal Report
46	Elevator (Y/N)	Engineering Report
47	FIRREA Eligible (Y/N)	Appraisal Report
48	Zoning Status	Zoning Report, Appraisal Report
49	Lien Position	Title Policy
50	Fee Simple/Leasehold	Title Policy
51	Ground Lease Rent	Ground Lease
52	Ground Lease Expiration Date	Ground Lease
53	Ground Lease Expiration Date w/ Extensions	Ground Lease
54	LTV at Cut-off	Refer to calculation procedures below
55	LTV at Maturity	Refer to calculation procedures below
56	U/W EGI	Investment Brief, ASR
57	U/W Expenses	Investment Brief, ASR
58	U/W NOI	Investment Brief, ASR
59	Underwritten Annual Reserves	Investment Brief, ASR
60	U/W NCF	Investment Brief, ASR
61	U/W DSCR (NCF)	Refer to calculation procedures below
62	U/W IO DSCR (NCF)	Refer to calculation procedures below
63	Most Recent Period Ending	Investment Brief, ASR
64	Most Recent EGI	Investment Brief, ASR

	Characteristic	Source Document
65	Most Recent Expenses	Investment Brief, ASR
66	Most Recent NOI	Investment Brief, ASR
67	Most Recent NCF	Investment Brief, ASR
68	Most Recent DSCR (NCF)	Refer to calculation procedures below
69	2nd Most Recent Period Ending	Investment Brief, ASR
70	2nd Most Recent EGI	Investment Brief, ASR
71	2nd Most Recent Expenses	Investment Brief, ASR
72	2nd Most Recent NOI	Investment Brief, ASR
73	2nd Most Recent NCF	Investment Brief, ASR
74	2nd Most Recent DSCR (NCF)	Refer to calculation procedures below
75	3rd Most Recent Period Ending	Investment Brief, ASR
76	3rd Most Recent EGI	Investment Brief, ASR
77	3rd Most Recent Expenses	Investment Brief, ASR
78	3rd Most Recent NOI	Investment Brief, ASR
79	3rd Most Recent NCF	Investment Brief, ASR
80	3rd Most Recent DSCR (NCF)	Refer to calculation procedures below
81	Occupancy Rate	Rent Roll/Appraisal Report
82	Occupancy as of Date	Rent Roll
83	Monthly Rent per Unit	Refer to calculation procedures below
84	Tenant Concentration Type	Investment Brief
85	% of Tenant Concentration	Investment Brief
86	Condo Ownership (% or N/A)	Loan Agreement
87	Amount Sq. Ft - Commercial	Appraisal Report, Commercial Lease
88	% of GPR from Commercial Rental Income	Refer to calculation procedures below
89	Environmental Firm	Phase I Report
90	Phase I Environmental Report Date	Phase I Report
91	Phase II Recommended (Y/N)	Phase I Report
92	Phase II Performed (Y/N)	Phase II Report
93	Phase II Environmental Report Date	Phase II Report
94	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Report, Phase II Report
95	Engineering Firm	Engineering Report
96	Engineering Report Date	Engineering Report
97	Immediate Repairs Cost Estimate	Engineering Report
98	Replacement Reserves Cost Estimate per Year	Engineering Report
99	Seismic Firm	Seismic Report
100	Seismic Report Date	Seismic Report
101	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report
102	PML Report Required (Y/N)	Engineering Report, Investment Brief
103	PML (%)	Seismic Report
104	Green Advantage	Investment Brief
105	Tax Escrow - Current Balance ($ or N/A)	Servicing Report
106	Tax Escrow - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report

	Characteristic	Source Document
107	Tax Escrow - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report
108	Insurance Escrow - Current Balance ($ or N/A)	Servicing Report
109	Insurance Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Closing Statement
110	Insurance Reserve - Contractual Payment	Escrow Agreement, Servicing Report
111	Engineering Reserve - Current Balance ($ or N/A)	Servicing Report
112	Engineering Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
113	Engineering Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
114	Replacement Reserve - Current Balance ($ or N/A)	Servicing Report
115	Replacement Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
116	Replacement Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
117	Replacement Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
118	Other Reserve - Current Balance ($ or N/A)	Servicing Report
119	Other Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
120	Other Reserve Description	Escrow Agreement, Servicing Report, Loan Agreement
121	Other Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
122	Other Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
123	Springing Reserve 1 Name	Loan Agreement, Escrow Agreement
124	Springing Reserve 1 Amount ($ or N/A)	Loan Agreement, Escrow Agreement
125	Springing Reserve 1 Description	Loan Agreement, Escrow Agreement
126	Springing Reserve 2 Name	Loan Agreement, Escrow Agreement
127	Springing Reserve 2 Amount ($ or N/A)	Loan Agreement, Escrow Agreement
128	Springing Reserve 2 Description	Loan Agreement, Escrow Agreement
129	Letter of Credit Amount	Letter of Credit, Loan Agreement
130	Letter of Credit Description	Letter of Credit, Loan Agreement
131	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Escrow Agreement
132	Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Escrow Agreement
133	Environmental Insurance (Y/N)	Proof of Insurance
134	Flood Insurance (Y/N)	Proof of Insurance
135	Windstorm Insurance (Y or N)	Proof of Insurance
136	Earthquake Insurance In Place (Y/N)	Proof of Insurance
137	Terrorism Insurance (Y/N)	Proof of Insurance
138	Property Insurance Coverage (Y/N)	Proof of Insurance
139	Liability Insurance Coverage (Y/N)	Proof of Insurance
140	Cash Management (Description or N/A)	Cash Management Agreement
141	Lockbox (Y/N)	Cash Management Agreement
142	Existing Financing In Place (Y/N)	Secondary Financing Document, Loan Agreement
143	Existing Financing Amount	Refer to calculation procedures below
144	Existing Financing Description	Secondary Financing Document, Loan Agreement

	Characteristic	Source Document
145	CDCR (combined DCR)	Refer to calculation procedures below
146	CLTV (combined LTV)	Refer to calculation procedures below
147	Future Mezzanine Debt (Y/N)	Loan Agreement
148	Future Secondary Financing (Y/N)	Loan Agreement
149	Future Secondary Financing Description	Loan Agreement
150	Substitution Permitted (Y/N)	Loan Agreement, DOT
151	Number of Properties per Loan	Loan Agreement, Appraisal Report
152	Multiproperty Collateral Release Price ($ or N/A)	Loan Agreement, DOT
153	Cross Collateralized and Cross Defaulted	Loan Agreement, DOT
154	Crossed Collateral Release (Y or N or N/A)	Loan Agreement, Cross-Collateralization Agreement
155	Crossed Collateral Release Provisions (Description or N/A)	Loan Agreement, Cross-Collateralization Agreement
156	Loan Purpose	Loan Agreement, Closing Statement
157	Borrowing Entity	Note, Loan Agreement
158	Entity Type	Note, Loan Agreement
159	State of Organization	Note, Loan Agreement
160	Affiliated Borrower Loans	Guaranty
161	Borrower Type	Loan Agreement, DOT
162	Tenants In Common (Y/N)	Loan Agreement
163	Delaware Statutory Trust (Y/N)	Loan Agreement, DOT
164	Independent Director (Y/N)	Loan Agreement
165	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
166	Assumption Fee	Loan Agreement
167	Recourse(Y/N)	Note, Guaranty
168	Recourse Description	Note, Guaranty
169	Bad Boy Indemnitor / Guarantor	Guaranty
170	Environmental Indemnitor (Name or N/A)	Note, Guaranty, Loan Agreement
171	Environmental Carveout (Y/N)	Note, Guaranty, Loan Agreement
172	Fraud Carveout (Y/N)	Note, Guaranty
173	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Note, Guaranty
174	Voluntary Bankruptcy Carveout (Y/N)	Note, Guaranty
175	Waste Carveout (Y/N)	Note, Guaranty
176	Borrower Or Principal Prior Bankruptcy (Y/N)	Form 1115
177	Management Company	Management Agreement
178	Cut-off Date	None - provided by Freddie Mac
179	Primary Servicing Fee	Commitment
180	Master Servicing Fee	None - provided by Freddie Mac
181	Trustee Fee	Trustee Bid
182	Master Servicer Surveillance Fee	None - provided by Freddie Mac
183	Special Servicer Surveillance Fee	Refer to calculation procedures below
184	CREFC® Royalty Fee	None - provided by Freddie Mac
185	Administration Fee	Refer to calculation procedures below

	Characteristic	Source Document
186	Net Mortgage Rate	Refer to calculation procedures below

With respect to Characteristic 11, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Balance using the First Payment Date, the Original Principal Balance, the Interest Calculation Method, the Monthly Debt Service, the Note Rate, the Interest Only Term and the Cut-off Date. At the request of representatives of Freddie Mac, Cut-off Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 12, assuming, at your request, no prepayments of principal, we recomputed the Maturity Balance using the First Payment Date, the Monthly Debt Service, the Original Principal Balance, the Interest Calculation Method, the Note Rate, the Interest Only Term and the Maturity Date. At the request of representatives of Freddie Mac, Maturity Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 13, we recomputed the % of Cut-off Date Pool Balance by dividing the (i) Cut-off Balance by (ii) sum of each of the Initial Mortgage Assets’ or Subsequent Mortgage Assets’, as applicable, Cut-off Balance.

With respect to Characteristic 18, (i) for those Initial Mortgage Assets or Subsequent Mortgage Assets, as applicable, with an Amortization Type of “Interest Only,” we compared the Monthly Debt Service to the Monthly Debt Service (IO) and (ii) for those Initial Mortgage Assets and Subsequent Mortgage Assets with an Amortization Type of “Partial IO” or “Balloon,” we compared the Monthly Debt Service to the corresponding information set forth on the Note.

With respect to Characteristic 19, we recomputed the Monthly Debt Service (IO) as one twelfth of the product of (i) the Original Principal Balance, (ii) the Note Rate and (iii) a fraction equal to 365/360.  This procedure was not performed for those Initial Mortgage Assets and Subsequent Mortgage Assets with an Amortization Type of “Balloon.”

With respect to Characteristic 25, we recomputed the Original Amortization Term using the Original Principal Balance, the Monthly Debt Service and the Note Rate and a 30/360 Interest Calculation Method.  This procedure was not performed for those Initial Mortgage Assets and Subsequent Mortgage Assets with an Amortization Type of “Interest Only.”

With respect to Characteristic 26, we recomputed the Original Loan Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 27, we recomputed the Remaining Amortization by subtracting the (i) Seasoning from (ii) Original Amortization Term.  With respect to those Initial Mortgage Assets and Subsequent Mortgage Assets with an Amortization Type of “Partial IO,” for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the Interest Only Term.  This procedure was not performed for those Initial Mortgage Assets and Subsequent Mortgage Assets with an Amortization Type of “Interest Only.”

With respect to Characteristic 28, we recomputed the Remaining Term by subtracting the (i) Seasoning from (ii) Original Loan Term.

With respect to Characteristic 29, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 30, (i) for those Initial Mortgage Assets and Subsequent Mortgage Assets with an Amortization Type of “Partial IO,” we recomputed the Interest Only Term by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the first principal and interest installment due date (as set forth on the Note) and (ii) for those Initial Mortgage Assets or Subsequent Mortgage Assets, as applicable, with an Amortization Type of “Interest Only,” we compared the Interest Only Term to the Original Loan Term.  This procedure was not performed for those Initial Mortgage Assets and Subsequent Mortgage Assets with an Amortization Type of “Balloon.”

With respect to Characteristic 44, we recomputed the Cut-off Balance Per Unit by dividing the (i) Cut-off Balance by (ii) Number of Units. With respect to a cross collateralized Initial Mortgage Asset or Subsequent Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Cut-off Balance and the aggregate Number of Units of the related cross collateralized Initial Mortgage Assets or Subsequent Mortgage Assets, as applicable.

With respect to Characteristic 54, we recomputed the LTV at Cut-off by dividing the (i) Cut-off Balance by (ii) Appraised Value.  With respect to a cross collateralized Initial Mortgage Asset or Subsequent Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Initial Mortgage Asset or Subsequent Mortgage Asset, as applicable, in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 55, we recomputed the LTV at Maturity by dividing the (i) Maturity Balance by (ii) Appraised Value.  With respect to a cross collateralized Initial Mortgage Asset or Subsequent Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Initial Mortgage Asset or Subsequent Mortgage Asset, as applicable, in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 61, we recomputed the U/W DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Initial Mortgage Asset or Subsequent Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Initial Mortgage Asset or Subsequent Mortgage Asset, as applicable, in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 62, we recomputed the U/W IO DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service (IO).  With respect to a cross collateralized Initial Mortgage Asset or Subsequent Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Initial Mortgage Asset or Subsequent Mortgage Asset, as applicable, in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Initial Mortgage Assets and Subsequent Mortgage Assets  with an Amortization Type of “Balloon.”

With respect to Characteristic 68, we recomputed the Most Recent DSCR (NCF) by dividing the (i) Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Initial Mortgage Asset or Subsequent Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Initial Mortgage Asset or Subsequent Mortgage Asset, as applicable, in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 74, we recomputed the 2nd Most Recent DSCR (NCF) by dividing the (i) 2nd Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Initial Mortgage Asset or Subsequent Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Initial Mortgage Asset or Subsequent Mortgage Asset, as applicable, in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 80, we recomputed the 3rd Most Recent DSCR (NCF) by dividing the (i) 3rd Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Initial Mortgage Asset or Subsequent Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Initial Mortgage Asset or Subsequent Mortgage Asset, as applicable, in such crossed loan group, weighted by their respective Cut-off Balance.

With respect to Characteristic 83, we recomputed the Monthly Rent per Unit by dividing the (i) aggregate gross potential rent (as set forth on or derived from the Rent Roll) by (ii) Number of Units.  At the request of representatives of Freddie Mac, Monthly Rent per Unit differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 88, we recomputed the % of GPR from Commercial Rental Income by dividing the (i) Freddie Mac proforma commercial income (as set forth on the Investment Brief or ASR) by (ii) sum of the (a) Freddie Mac proforma commercial income (as set forth on the Investment Brief or ASR) and (b) gross potential rent – residential (as set forth on the Investment Brief or ASR).

With respect to Characteristic 143, assuming, at your request, no prepayments of principal, we recomputed the Existing Financing Amount using the existing financing first payment date, the existing financing original principal balance, the existing financing monthly scheduled principal amount (each as set forth on the Secondary Financing Document) and the Cut-off Date. At the request of representatives of Freddie Mac, Existing Financing Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 145, we recomputed the CDCR (combined DCR) by dividing the (i) U/W NCF by (ii) the sum of the (a) annualized Monthly Debt Service and (b) annualized existing financing monthly scheduled principal amount (as set forth on the Secondary Financing Document).  With respect to a cross collateralized Initial Mortgage Asset or Subsequent Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Initial Mortgage Asset or Subsequent Mortgage Asset, as applicable, in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Initial Mortgage Assets and Subsequent Mortgage Assets with an Existing Financing Amount of “N/A.”

With respect to Characteristic 146, we recomputed the CLTV (combined LTV) by dividing the (i) sum of the (a) Cut-off Balance and (b) aggregate Existing Financing Amount by (ii) Appraised Value.  With respect to a cross collateralized Initial Mortgage Asset or Subsequent Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Initial Mortgage Asset or Subsequent Mortgage Asset, as applicable, in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Initial Mortgage Assets and Subsequent Mortgage Assets with an Existing Financing Amount of “N/A.”

With respect to Characteristic 183, we recomputed the Special Servicer Surveillance Fee as (i) $125,000 (as stipulated by representatives of Freddie Mac) divided by (ii) the sum of each of the Initial Mortgage Assets’ or Subsequent Mortgage Assets’, as applicable, Cut-off Balance.

With respect to Characteristic 185, we recomputed the Administration Fee as the sum of the (i) Primary Servicing Fee, (ii) Master Servicing Fee, (iii) Trustee Fee, (iv) Master Servicer Surveillance Fee, (v) Special Servicer Surveillance Fee and (vi) CREFC® Royalty Fee.

With respect to Characteristic 186, we recomputed the Net Mortgage Rate by subtracting the (i) Administration Fee from (ii) Note Rate.